Dreyfus Premier Investment Funds, Inc.

-        Dreyfus Emerging Asia Fund

Incorporated herein by reference is the definitive version of the above-referenced fund's supplement to the prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 9, 2011 (SEC Accession No. 0000881773-11-000039).